Revenue from Contracts with Customers	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
Revenue from Contracts with Customers
As discussed in Note A, EQM adopted ASU No. 2014-09, Revenue from Contracts with Customers, on January 1, 2018 using the modified retrospective method of adoption. EQM applied the ASU to all open contracts as of the date of initial application. Adoption of the ASU did not require an adjustment to the opening balance of equity and did not materially change EQM's amount and timing of revenues.
EQM provides gathering, transmission and storage services in two manners: firm service and interruptible service. Firm service contracts are typically long term and include firm reservation fees, which are fixed, monthly charges for the guaranteed reservation of pipeline or storage capacity. Interruptible service contracts include volumetric based fees, which are charges for the volume of gas actually gathered, transported or stored and do not guarantee access to the pipeline or storage facility. These contracts can be short or long term. Volumetric based fees can also be charged under firm contracts for actual volumes transported, gathered or stored in excess of the firm contracted volume. Firm and interruptible contracts are billed at the end of each calendar month, with payment typically due within 21 days.
Under a firm contract, EQM has a stand-ready obligation to provide the service over the life of the contract. The performance obligation for firm reservation fee revenue is satisfied over time as the pipeline capacity is made available to the customer. As such, EQM recognizes firm reservation fee revenue evenly over the contract period, using a time-elapsed output method to measure progress. The performance obligation for volumetric based fee revenues is generally satisfied upon EQM's monthly billing to the customer for actual volumes gathered, transported or stored during the month. The amount billed corresponds directly to the value of EQM's performance to date as the customer obtains value as each volume is gathered, transported or stored.
For the three months ended March 31, 2018 and 2017, all revenues recognized on EQM's statements of combined operations are from contracts with customers. As of March 31, 2018 and December 31, 2017, all receivables recorded on EQM's combined balance sheets represent performance obligations that have been satisfied and for which an unconditional right to consideration exists.
The table below provides disaggregated revenue information by EQM business segment for the three months ended March 31, 2018.

	Three Months Ended March 31, 2018
	Gathering	Transmission	Total
	(Thousands)
Firm reservation fee revenues	$109,933	$97,775	$207,708
Volumetric based fee revenues:
Usage fees under firm contracts (1)	12,108	3,822	15,930
Usage fees under interruptible contracts	57,587	5,337	62,924
Total volumetric based fee revenues	69,695	9,159	78,854
Total operating revenues	$179,628	$106,934	$286,562

(1)	Includes fees on volumes gathered and transported in excess of firm contracted capacity as well as commodity charges and fees on all volumes transported under firm contracts.
Based on total projected contractual revenues and including contracts associated with expected future capacity from expansion projects that are not yet fully constructed but for which EQM has entered into firm contracts, EQM's firm gathering contracts and firm transmission and storage contracts had weighted average remaining terms of approximately 8 and 15 years, respectively, as of December 31, 2017.
The following table summarizes the transaction price allocated to EQM's remaining performance obligations under all contracts with firm reservation fees as of March 31, 2018.

	2018	2019	2020	2021	2022	Thereafter	Total
	(Thousands)
Gathering firm reservation fees	$333,316	$443,741	$443,741	$443,741	$443,741	$1,485,787	$3,594,067
Transmission firm reservation fees	294,044	384,018	381,788	377,619	372,544	3,039,812	4,849,825
Total firm reservation fees	$627,360	$827,759	$825,529	$821,360	$816,285	$4,525,599	$8,443,892

Revenue from Contracts with Customers
As discussed in Note A, EQM adopted ASU No. 2014-09, Revenue from Contracts with Customers, on January 1, 2018 using the modified retrospective method of adoption. EQM applied the ASU to all open contracts as of the date of initial application. Adoption of the ASU did not require an adjustment to the opening balance of equity and did not materially change EQM's amount and timing of revenues.
EQM provides gathering, transmission and storage services in two manners: firm service and interruptible service. Firm service contracts are typically long term and include firm reservation fees, which are fixed, monthly charges for the guaranteed reservation of pipeline or storage capacity. Interruptible service contracts include volumetric based fees, which are charges for the volume of gas actually gathered, transported or stored and do not guarantee access to the pipeline or storage facility. These contracts can be short or long term. Volumetric based fees can also be charged under firm contracts for actual volumes transported, gathered or stored in excess of the firm contracted volume. Firm and interruptible contracts are billed at the end of each calendar month, with payment typically due within 21 days.
Under a firm contract, EQM has a stand-ready obligation to provide the service over the life of the contract. The performance obligation for firm reservation fee revenue is satisfied over time as the pipeline capacity is made available to the customer. As such, EQM recognizes firm reservation fee revenue evenly over the contract period, using a time-elapsed output method to measure progress. The performance obligation for volumetric based fee revenues is generally satisfied upon EQM's monthly billing to the customer for actual volumes gathered, transported or stored during the month. The amount billed corresponds directly to the value of EQM's performance to date as the customer obtains value as each volume is gathered, transported or stored.
For the three months ended March 31, 2018 and 2017, all revenues recognized on EQM's statements of combined operations are from contracts with customers. As of March 31, 2018 and December 31, 2017, all receivables recorded on EQM's combined balance sheets represent performance obligations that have been satisfied and for which an unconditional right to consideration exists.
The table below provides disaggregated revenue information by EQM business segment for the three months ended March 31, 2018.

	Three Months Ended March 31, 2018
	Gathering	Transmission	Total
	(Thousands)
Firm reservation fee revenues	$109,933	$97,775	$207,708
Volumetric based fee revenues:
Usage fees under firm contracts (1)	12,108	3,822	15,930
Usage fees under interruptible contracts	57,587	5,337	62,924
Total volumetric based fee revenues	69,695	9,159	78,854
Total operating revenues	$179,628	$106,934	$286,562

(1)	Includes fees on volumes gathered and transported in excess of firm contracted capacity as well as commodity charges and fees on all volumes transported under firm contracts.
Based on total projected contractual revenues and including contracts associated with expected future capacity from expansion projects that are not yet fully constructed but for which EQM has entered into firm contracts, EQM's firm gathering contracts and firm transmission and storage contracts had weighted average remaining terms of approximately 8 and 15 years, respectively, as of December 31, 2017.
The following table summarizes the transaction price allocated to EQM's remaining performance obligations under all contracts with firm reservation fees as of March 31, 2018.

	2018	2019	2020	2021	2022	Thereafter	Total
	(Thousands)
Gathering firm reservation fees	$333,316	$443,741	$443,741	$443,741	$443,741	$1,485,787	$3,594,067
Transmission firm reservation fees	294,044	384,018	381,788	377,619	372,544	3,039,812	4,849,825
Total firm reservation fees	$627,360	$827,759	$825,529	$821,360	$816,285	$4,525,599	$8,443,892